Note 15 - Concentration of Risk (Tables)	12 Months Ended
Jun. 30, 2025
Notes Tables
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
	A	B	C
Year Ended June 30, 2025
Revenues, customer concentration risk	0%	0%	0%

Year Ended June 30, 2024
Revenues, customer concentration risk	73%	27%	0%

Year Ended June 30, 2023
Revenues, customer concentration risk	52%	48%	*